UNAUDITED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
UNAUDITED INTERIM FINANCIAL STATEMENTS

2.	UNAUDITED INTERIM FINANCIAL STATEMENTS

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information under Article 8 of Regulation S-X. They do not include all information and foot notes required by U.S. GAAP for complete financial statements. Except as disclosed herein, there have been no material changes in the information disclosed in the notes to the consolidated financial statement for the year ended December 31, 2021, included in the Company’s Form 10-K filed with the Security and Exchange Commission (“SEC”). The interim unaudited consolidated financial statements should be read in conjunction with those audited consolidated financial statements included in Form 10-K.

In the opinion of management, the Company has made all adjustments necessary to present a fair statement of the financial position as of June 30, 2022, results of operations for the six months ended June 30, 2022 and 2021, and cash flows for the six months ended June 30, 2022 and 2021. All significant intercompany transactions and balances are eliminated on consolidation. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of the results of operations for the entire fiscal year.

Recently issued accounting pronouncements

On March 28, 2022, the FASB issued ASU 2022-01,1 which clarifies the guidance in ASC 8152 on fair value hedge accounting of interest rate risk for portfolios of financial assets. The ASU amends the guidance in ASU 2017-123 that, among other things, established the “last-of-layer” method for making the fair value hedge accounting for these portfolios more accessible by allowing the entities to apply the portfolio layer method to portfolios of all financial assets, including both prepayable and non-prepayable financial assets. ASU 2022-01’s amendments are effective for public business entities, fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. We do not expect the adoption of these amendments to have a material effect on our consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the Securities and Exchange Commission (“SEC”) did not, or are not believed by management, to have a material impact on the Company’s present and future consolidated financial statements.